EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES (Details) (USD $)	1 Months Ended								3 Months Ended	1 Months Ended
	Nov. 30, 2012 Golar LNG Partners		Jul. 31, 2012 Golar LNG Partners		Apr. 30, 2011 Golar LNG Partners		Jun. 30, 2011 Golar LNG Energy Limited	May 31, 2011 Golar LNG Energy Limited	Jun. 30, 2011 Golar LNG Energy Limited	Dec. 31, 2010 Golar LNG Energy Limited Private placement	Aug. 31, 2009 Golar LNG Energy Limited Private placement	Aug. 31, 2009 Golar LNG Energy Limited Private placement - underwriter overallotment option	Dec. 31, 2012 Retained investment in subsidiary Golar LNG Partners Golar Grand	Nov. 08, 2012 Retained investment in subsidiary Golar LNG Partners Golar Grand	Dec. 31, 2012 Retained investment in subsidiary Golar LNG Partners NR Satu	Jul. 19, 2012 Retained investment in subsidiary Golar LNG Partners NR Satu	Dec. 31, 2011 Retained investment in subsidiary Golar LNG Partners Golar Freeze	Oct. 19, 2011 Retained investment in subsidiary Golar LNG Partners Golar Freeze
Equity offerings of subsidiaries:
Number of Common Units Issued by Golar LNG Partners	4,300,000	[1]	6,325,000	[1]	13,800,000	[1]
Number of Common Units Issued to the Company	1,524,590		969,305		9,327,254
Gross Proceeds to Golar LNG Partners	$ 131,150,000	[2]	$ 188,485,000	[2]	$ 310,500,000	[2]
Net Proceeds to Golar LNG Partners	129,981,000		187,138,000		287,795,000
Offering Price (USD per share)	$ 30.50		$ 30.95		$ 22.50						$ 2
Company's Ownership in Golar Partners after the Offering	54.10%	[3]	57.50%	[3]	65.40%	[3]					68.00%
Sales price													176,800,000	176,800,000	388,000,000	388,000,000	231,300,000	231,300,000
Less: Net assets transferred													(43,100,000.0)		(255,700,000)		(65,500,000.0)
Excess of sales price over net assets transferred													133,700,000		132,300,000		165,800,000
Additions to Golar's stockholders' equity and noncontrolling interest													88,300,000		85,800,000		96,700,000
New issues (in shares)											59,800,000	4,800,000
Percentage ownership transferred																		100.00%
Purchase consideration														265,000,000		385,000,000		330,000,000
Working capital adjustment														2,600,000		3,000,000		9,000,000
Debt assumed																		(108,000,000)
Vendor financing amount																(155,000,000)		222,300,000
Equity offering financing amount																(230,000,000)
Capital lease obligation assumed														(90,800,000)
Assets transferred to subsidiary:
Net proceeds received from private placement											115,400,000
Warrants issued with private placement:
Warrants issued during period											12,000,000
Exercise price of warrants (USD per share)											2
Warrants exercised in period										9,400,000
Increase (decrease) in stockholders' equity due to warrant issuance in private placement										18,800,000
Acquisition of ownership interests:
Amount acquired during period									92,300,000
Cumulative percentage of ownership transferred									38.90%
Percentage ownership after transaction									100.00%
Number of shares of subsidiary exchanged for parent company shares									70,300,000
Percentage of shares issued in exchange for parent company shares									76.00%
Shares exchanged for parent company shares, rate of exchange (in shares per share)									6.06
Increase (decrease) in stockholders' equity due to acquisition of subsidiary									11,600,000
Premium on sale									340,000,000
Price per share, parent company									$ 30.30
Price per share									$ 5
Increase (decrease) in noncontrolling interest									129,400,000
Change in additional paid in capital									$ 336,200,000
Subsidiary stock options exchanged for parent company stock options							5,400,000	5,400,000

[1]	Pertains to common units issued by Golar Partners to the public.
[2]	Gross and net proceeds from Golar Partners' public offering (excluding proceeds received from Golar's participation in the concurrent private placement).
[3]	Includes the general partner interest of the Company in Golar Partners.